Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Inputs, Level 1 [Member]
Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis [Table Text Block]
The following tables present certain information for our financial assets that is measured at fair value on a recurring basis at December 31, 2012 and 2011:

	Level 1 2012		Level 1 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Liabilities:
Long term debt	$429,193	$467,500	$344,439	$367,400

Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis [Table Text Block]
The following table presents changes in Deferred Acquisition Consideration.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	2012	2011
Beginning Balance of contingent payments	$129,759	$98,534
Payments	(55,071)	(26,656)
Grants	63,972	46,292
Redemption value adjustments	55,737	13,416
Transfers (to) from fixed payments	159	(1,467)
Foreign translation adjustment	239	(360)
Ending Balance of contingent payments	$194,795	$129,759